Fair value option	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value option	Fair value option
We elected fair value as an alternative measurement for selected financial assets and liabilities that are not otherwise required to be measured at fair value, including the assets and liabilities of consolidated investment management funds and subordinated notes associated with certain equity investments.

The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2022	2021
Assets of consolidated investment management funds:
Trading assets	$203	$443
Other assets	6	19
Total assets of consolidated investment management funds	$209	$462
Liabilities of consolidated investment management funds:
Other liabilities	$1	$3
Total liabilities of consolidated investment management funds	$1	$3

The assets and liabilities of the consolidated investment management funds are included in other assets and other liabilities on the consolidated balance sheet. We value the assets and liabilities of consolidated investment management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated investment management funds. Changes in the fair value of the assets and liabilities are recorded as income (loss) from consolidated investment management funds, which is included in investment and other revenue in the consolidated income statement.

We elected the fair value option on subordinated notes associated with certain equity investments. The fair value of these subordinated notes was $10 million at Dec. 31, 2022 and $15 million at Dec. 31, 2021, and are included in other assets on the consolidated balance sheet. The subordinated notes were valued using observable market inputs and included in Level 2 of the valuation hierarchy.

We elected the fair value option on certain long-term debt that matured in 2021. The decrease in fair value of this long-term debt was $13 million in 2020 and was approximately offset by an economic hedge, both of which were recorded in investment and other revenue - other trading revenue in the consolidated income statement.